Filed Pursuant to Rule 485(b)

Registration No. 2-71299

811-3153

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 186	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 192	☒

RUSSELL INVESTMENT COMPANY

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington 98101

(Address of Principal Executive Office) (ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden, Associate General Counsel Russell Investment Company 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon, Esq. Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7100
(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 186 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 4th day of September, 2012.

RUSSELL INVESTMENT COMPANY
Registrant

By: *
Sandra Cavanaugh, President

/s/ Jessica Gates
* By Jessica Gates
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on September 4, 2012.

Signatures	Signatures

*	*
Sandra Cavanaugh, Trustee, President and	Mark E. Swanson, Treasurer, in his
Chief Executive Officer	capacity as Chief Accounting Officer

*	*
Thaddas L. Alston, Trustee	Kristianne Blake, Trustee

*	*
Cheryl Burgermeister, Trustee	Daniel P. Connealy, Trustee

*	*
Jonathan Fine, Trustee	Raymond P. Tennison, Jr., Trustee

*	*
Jack R. Thompson, Trustee	Julie W. Weston, Trustee

/s/ Jessica Gates
*By Jessica Gates
Attorney-in-fact

*	Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 186 to Registration Statement Nos. 2-71299 and 811-3153.

POWERS OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned Trustees and Officers of Russell Investment Company (the “Trust”) do hereby severally constitute and appoint Mary Beth Rhoden, Jessica Gates and Shelley Harding, or any of them, the true and lawful agents and attorneys-in-fact of the undersigned with respect to all matters arising in connection with the Trust’s Registration Statement on Form N-1A (File Nos. 002-71299 and 811-3153), Post-Effective Amendments and any and all amendments or supplements thereto and any other of the Trust’s filings with the Securities Exchange Commission, including proxy statements, with full power and authority to execute said Registration Statement, Post-Effective Amendment or filing for and on behalf of the undersigned, in our names and in the capacity indicated below, and to file the same, together with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission. The undersigned hereby give to said agents and attorneys-in-fact full power and authority to act in the premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned hereby ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof. These powers of attorney will terminate on August 31, 2013.

WITNESS the due execution hereof on the date and in the capacity set forth below.

SIGNATURE	TITLE	DATE

/s/ Sandra Cavanaugh	Trustee, President and	September 1, 2012
Sandra Cavanaugh	Chief Executive Officer

/s/ Mark E. Swanson	Treasurer, in his capacity as	September 1, 2012
Mark E. Swanson	Chief Accounting Officer

/s/ Thaddas L. Alston	Trustee	September 1, 2012
Thaddas L. Alston

/s/ Kristianne Blake	Trustee	September 1, 2012
Kristianne Blake

/s/ Cheryl Burgermeister	Trustee	September 1, 2012
Cheryl Burgermeister

/s/ Daniel P. Connealy	Trustee	September 1, 2012
Daniel P. Connealy

/s/ Jonathan Fine	Trustee	September 1, 2012
Jonathan Fine

/s/ Raymond P. Tennison, Jr.	Trustee	September 1, 2012
Raymond P. Tennison, Jr.

/s/ Jack R. Thompson	Trustee	September 1, 2012
Jack R. Thompson

/s/ Julie W. Weston	Trustee	September 1, 2012
Julie W. Weston

EXHIBIT INDEX

Exhibit Index	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase